Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2065 Fund	Apr. 30, 2021
LifePath Dynamic 2065 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.18%
Since Inception	18.36%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
Since Inception	24.11%
Investor C Shares
Average Annual Return:
1 Year	11.83%
Since Inception	15.71%
Inception Date	Oct. 30, 2019
Investor A Shares
Average Annual Return:
1 Year	7.74%
Since Inception	11.37%
Inception Date	Oct. 30, 2019
Institutional Shares
Average Annual Return:
1 Year	13.99%
Since Inception	16.90%
Inception Date	Oct. 30, 2019
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.44%
Since Inception	16.26%
Inception Date	Oct. 30, 2019
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.41%
Since Inception	12.72%
Inception Date	Oct. 30, 2019
Class R Shares
Average Annual Return:
1 Year	13.47%
Since Inception	16.37%
Inception Date	Oct. 30, 2019